Note 13 - Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Non-current lease liabilities	$ 5,631	$ 6,776
Current lease liabilities	3,955	3,770
Total lease liabilities	$ 9,586	$ 10,545